Other non-current financial assets (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Other Non-current Financial Assets [Line Items]
Bank Deposits	₨ 2,019	₨ 1,652
Tax litigation purposes [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Bank Deposits	0	0
Security Deposit-Staff Selection Commission [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Bank Deposits	0	0
VBD related transaction (OD against FD) [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Bank Deposits	0	0
Non-fund based limits [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Bank Deposits	101	0
New current account [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Bank Deposits	0	0
New Okhla Industrial Development Authority (NOIDA) for restoration of Industrial Plot [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Bank Deposits	190	206
Towards borrowings, bank guarantees and letter of credit [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Bank Deposits	₨ 1,728	₨ 1,446